Intangible assets (Tables)	12 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Schedule of movement in intangible assets and goodwill

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2019	8,895	2,795	1,540	653	13,883
Exchange differences	(74)	(139)	44	—	(169)
Additions	102	8	3	52	165
Disposals	—	—	—	(7)	(7)
At 30 June 2020	8,923	2,664	1,587	698	13,872
Exchange differences	(799)	(311)	(174)	(30)	(1,314)
Additions	334	274	8	32	648
Disposals	—	—	—	(27)	(27)
At 30 June 2021	8,458	2,627	1,421	673	13,179
Amortisation and impairment
At 30 June 2019	621	113	78	514	1,326
Exchange differences	(17)	(16)	(1)	2	(32)
Amortisation for the year	—	—	1	62	63
Impairment	564	655	—	—	1,219
Disposals	—	—	—	(4)	(4)
At 30 June 2020	1,168	752	78	574	2,572
Exchange differences	(71)	(82)	(3)	(26)	(182)
Amortisation for the year	—	—	5	44	49
Disposals	—	—	—	(24)	(24)
At 30 June 2021	1,097	670	80	568	2,415
Carrying amount
At 30 June 2021	7,361	1,957	1,341	105	10,764
At 30 June 2020	7,755	1,912	1,509	124	11,300
At 30 June 2019	8,274	2,682	1,462	139	12,557

Schedule of principal acquired brands
At 30 June 2021, the principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2021 £ million	2020 £ million
Crown Royal whisky	United States	1,053	1,190
McDowell's No.1 whisky, rum and brandy	India	944	1,050
Captain Morgan rum	Global	864	977
Johnnie Walker whisky	Global	625	625
Smirnoff vodka	Global	593	670
Casamigos tequila	United States	434	491
Shui Jing Fang Chinese white spirit	Greater China	253	260
Aviation American gin	United States	190	—
Don Julio tequila	United States	185	179
Bell's whisky	Europe	179	179
Signature whisky	India	177	197
Seagram's 7 Crown whiskey	United States	160	181
Black Dog whisky	India	150	167
Antiquity whisky	India	147	163
Windsor Premier whisky	Korea	145	154
Yenì Raki	Turkey	141	202
Zacapa rum	Global	138	156
Gordon's gin	Europe	119	119
Other brands		864	795
		7,361	7,755

Schedule of goodwill attributed to cash-generating units
(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2021 £ million	2020 £ million
North America	609	416
Europe and Turkey(i)
Turkey	143	205
Latin America and Caribbean – Mexico	126	123
Asia Pacific
Greater China	128	132
India	693	770
Other cash-generating units	258	266
	1,957	1,912
(i) From 1 July 2020, the former Europe cash-generating unit has been structured as five individual cash-generating units: Great Britain, Ireland, Northern Europe, Eastern Europe and Southern Europe, included in other cash-generating units.
Schedule of pre-tax discount rates and terminal growth rates used for impairment testing
The pre-tax discount rates, terminal and long-term growth rates used for impairment testing are as follows:

	2021			2020
	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %
North America – United States	7	2	4	8	2	4
Europe and Turkey
United Kingdom	6	2	4	5	2	4
Spain	5	2	4	8	2	3
Turkey	22	11	16	22	11	15
Russia	12	4	6	12	3	6
Africa
South Africa	13	—	6	18	—	7
Nigeria	19	10	14	21	11	14
Africa Emerging Markets	22	4	10	26	5	11
Latin America and Caribbean
Brazil	11	3	6	15	3	6
Mexico	17	3	6	16	3	5
Asia Pacific
Korea	10	(4)	—	10	(4)	—
India	12	4	11	12	4	12
Global Travel	7	2	5	8	2	5

Schedule of sensitivity to change in key assumptions
The table below shows the headroom at 30 June 2021 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Carrying value of CGU £ million	Headroom £ million	1ppt increase in discount rate £ million	2ppt decrease in annual growth rate in forecast period 2022-2029 £ million	Category growth scenario £ million
India(i)	2,997	170	(116)	(114)	n/a
Antiquity brand(i)	148	—	(20)	(17)	n/a
USL Popular brands(i)	448	23	(28)	(35)	n/a
Windsor Premier brand(ii)	152	45	—	n/a	(13)
(i)    Reasonably possible changes in key assumptions that would result in an impairment of the India cash-generating unit, Antiquity and USL Popular brands would be a 1ppt increase in discount rate or a 2ppt decrease in the annual growth rate in the forecast period of 2022-2029.
(ii)    The Windsor Premier brand is disclosed as sensitive due to challenging market conditions. The only change in key assumptions considered reasonably possible that would result in an impairment of the brand would be a scenario where volume growth rates are forecasted assuming permanent damage of local whisky category with no recovery to F19 levels based on latest outlook of IWSR reports, and the fact that the majority of sales are on-trade.